Accrued and Other Current Liabilities -Additional Information (Details) (Detail) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended		39 Months Ended
	Aug. 15, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($) HairDryer	May 31, 2018 Consumer
Accrued Expenses And Other Current Liabilities [Line Items]
NET REVENUE		$ 40,603	$ 24,672	$ 88,817	$ 53,576	$ 73,279	$ 36,459	$ 6,200
Remaining recall liability		90		90		1,512
Xtava Allure Hair Dryer
Accrued Expenses And Other Current Liabilities [Line Items]
Number of Product sold | HairDryer								170,000
Recall costs	$ 1,600			100
Legal and Other Expenses	$ 400
Legal matter yet to settle, remaining number of consumers | Consumer									1
Remaining recall liability		$ 100		$ 100		$ 1,500